CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed statements of comprehensive (loss) income (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Condensed statements of comprehensive income (loss)
Revenue	¥ 804,488,547	$ 110,214,479	¥ 1,701,918,741	$ 1,701,918,741	¥ 1,980,453,461
Cost of revenue	(629,379,550)	(86,224,645)	(1,511,863,115)		(1,830,089,773)
General and administrative expenses	250,164,109	34,272,342	156,966,463		299,545,363
Foreign exchange gain/(loss)	1,650,777	226,156	1,099,229		5,918,231
Net investment loss	8,788,576	1,204,030	24,093,019		(9,810,585)
(Provision) net recovery on provision for credit loss	(269,865,102)	(36,971,367)	(136,485,155)		319,359,716
Other income	8,261,705	1,131,849	30,701,851		52,066,718
Other expense	2,116,893	290,013	1,624,789		2,465,972
Net income (loss) before income taxes	301,136,619	41,255,550	55,583,429		(874,511,343)
Income tax expense	(1,321,573)	(181,055)	(93,456,703)		(236,696,540)
Net income (loss)	299,815,046	41,074,495	(37,873,274)		(1,111,207,883)
Other comprehensive income (loss), net of tax	41,032,858		45,489,264		253,877,012
Total comprehensive (loss) income, net of tax	340,847,904	46,695,973	7,615,990		(857,330,871)
Parent Company
Condensed statements of comprehensive income (loss)
Revenue	84,232,337	11,539,783
Cost of revenue	(83,826,913)	(11,484,240)
General and administrative expenses	30,318,916	4,153,674	6,797,975		7,443,140
Interest income	65,858,546	9,022,584	56,622,110		26,502,229
Foreign exchange gain/(loss)	704	96	(178,578)		(411,971)
Net investment loss			(49,125)		(14,671,470)
(Provision) net recovery on provision for credit loss	(215,350)	(29,503)	362,724
Share of loss from subsidiaries	(70,552,945)	(9,665,714)	(5,407,894)		(9,705,617)
Contractual interests in the VIEs and VIEs' subsidiaries	330,933,575	45,337,714	(87,530,375)		(1,131,232,451)
Other income	3,704,008	507,447	5,105,839		24,251,883
Other expense					(8,186)
Net income (loss) before income taxes	299,815,046	41,074,493	(37,873,274)		(1,112,718,723)
Income tax expense					1,510,840
Net income (loss)	299,815,046	41,074,493	(37,873,274)		(1,111,207,883)
Other comprehensive income (loss), net of tax	41,032,858	5,621,478	45,489,264		253,877,012
Total comprehensive (loss) income, net of tax	¥ 340,847,904	$ 46,695,971	¥ 7,615,990		¥ (857,330,871)